Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Current tax
Current year	€ 4	€ (6)
Adjustments to prior years	(9)	(3)
Total current tax	(5)	(9)
Deferred tax
Origination / (reversal) of temporary differences	(247)	43
Changes in tax rates / bases	1	5
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8
Reconciliation between standard and effective tax
Result before tax	346	25	[1]	€ (2,400)
Non-recognition of deferred tax assets	61	9
Adjustments to prior years	(27)	16
Non deductible expenses	(12)	(15)
Total deferred tax	(204)	80
Income tax for the period (income) / charge	(209)	71	[2]
Aegon Ltd. [member]
Current tax
Current year	19	47
Total current tax	19	47
Reconciliation between standard and effective tax
Result before tax	(133)	(204)	[3]
Tax on income on Dutch corporate income tax rate	34	53
Adjustments to prior years	(2)	0
Non deductible expenses	(14)	(7)
Income tax for the period (income) / charge	€ (19)	€ (47)	[3]

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.